Registration No. 333-78269
File No. 811-09333

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No.           [  ]
Post-Effective Amendment No. 13     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     Amendment No. 14

OPPENHEIMER MAIN STREET SMALL CAP FUND®

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 768-3200

Robert G. Zack, Esq.
OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]     immediately upon filing pursuant to paragraph (b)
     [   ]     on _______________pursuant to paragraph (b)
     [   ]     60 days after filing pursuant to paragraph (a)(1)
     [   ]     on _______________ pursuant to paragraph (a)(1)
     [   ]     75 days after filing pursuant to paragraph (a)(2)
     [   ]     on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [   ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of October, 2007.

Oppenheimer Main Street Small Cap Fund®

By:     John V. Murphy*

           John V. Murphy, President,
           Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the Board of Trustees	October 23, 2007
William L. Armstrong

John V. Murphy*	President, Principal Executive Officer and Trustee	October 23, 2007
John V. Murphy

Brian W. Wixted*	Treasurer, Principal Financial & Accounting Officer	October 23, 2007
Brian W. Wixted

George C. Bowen*	Trustee	October 23, 2007
George C. Bowen

Edward L. Cameron*	Trustee	October 23, 2007
Edward L. Cameron

Jon S. Fossel*	Trustee	October 23, 2007
Jon S. Fossel

Sam Freedman*	Trustee	October 23, 2007
Sam Freedman

Beverly L. Hamilton*	Trustee	October 23, 2007
Beverly L. Hamilton

Robert J. Malone*	Trustee	October 23, 2007
Robert J. Malone

F. William Marshall, Jr.*	Trustee	October 23, 2007
F. William Marshall, Jr.

By:     /s/ Mitchell J. Lindauer
           Mitchell J. Lindauer, Attorney-in-Fact

*By Powers of Attorney dated August 29, 2006 for all Trustees/Directors and Officers: Previously filed with Post-Effective Amendment No. 27 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223) (9/26/06), and incorporated herein by reference.

OPPENHEIMER MAIN STREET SMALL CAP FUND

Post-Effective Amendment No. 13

EXHIBIT INDEX

Users of the data in the following exhibits are advised that, pursuant to the rules and regulations governing the voluntary filing of XBRL tagged disclosure, these exhibits are not the official publicly filed disclosure of Oppenheimer Main Street Small Cap Fund. The purpose of submitting these XBRL tagged exhibits is to test the related format and technology and, as a result, investors should not rely on this information in making investment decisions.

Exhibit No.              Description

Ex-100.INS              XBRL Instance Document
Ex-100.SCH            XBRL Taxonomy Extension Schema Document
Ex-100.DEF            XBRL Taxonomy Extension Definition Linkbase
Ex-100.LAB            XBRL Taxonomy Extension Labels Linkbase